June 10, 2015

BNY MELLON FUNDS TRUST

BNY Mellon Large Cap Stock Fund

BNY Mellon International Appreciation Fund

BNY Mellon International Equity Income Fund

BNY Mellon Asset Allocation Fund

Supplement to Prospectus

dated December 31, 2014

Effective July 1, 2015, the following information supersedes and replaces the information contained in the section of the Fund's prospectus entitled "Fund Summary - BNY Mellon Large Cap Stock Fund - Portfolio Management":

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation.

C. Wesley Boggs, William S. Cazalet, CAIA, Ronald P. Gala, CFA and Peter D. Goslin, CFA are the fund's primary portfolio managers.  Messrs. Cazalet and Gala have held that position since December 2014 and October 2013, respectively. Messrs. Boggs and Goslin have held that position since July 2015. Mr. Boggs is a vice president and senior portfolio manager at Mellon Capital Management Corporation (Mellon Capital), an affiliate of The Dreyfus Corporation.  Mr. Cazalet is a managing director and head of active equity strategies at Mellon Capital.  Mr. Gala is a managing director and senior portfolio manager at Mellon Capital.  Mr. Goslin is a director and senior portfolio manager at Mellon Capital.  Messrs. Boggs, Cazalet, Gala and Goslin also are employees of The Dreyfus Corporation and manage the fund as employees of The Dreyfus Corporation.

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Effective July 1, 2015, the following information supersedes and replaces the information contained in the section of the Fund's prospectus entitled "Fund Summary - BNY Mellon International Appreciation Fund - Portfolio Management":

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation.

Richard A. Brown, William S. Cazalet, CAIA, Thomas J. Durante and Karen Q. Wong are the fund's primary portfolio managers. Messrs. Brown and Durante and Ms. Wong have held that position since July 2009, and Mr. Cazalet has held that position since July 2015.  Messrs. Brown and Durante and Ms. Wong are portfolio managers at Mellon Capital Management Corporation (Mellon Capital), an affiliate of The Dreyfus Corporation.  Mr. Cazalet is a managing director and head of active equity strategies at Mellon Capital. Messrs. Brown, Cazalet and Durante and Ms. Wong also are employees of The Dreyfus Corporation and manage the fund as employees of The Dreyfus Corporation.

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Effective July 1, 2015, the following information supersedes and replaces the information contained in the section of the Fund's prospectus entitled "Fund Summary - BNY Mellon International Equity Income Fund - Portfolio Management":

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation.

C. Wesley Boggs, William S. Cazalet, CAIA, Ronald P. Gala, CFA and Peter D. Goslin, CFA are the fund's primary portfolio managers.  Messrs. Boggs and Gala have held that position since December 2011, and Messrs. Cazalet and Goslin have held that position since July 2015. Mr. Boggs is a vice president and senior portfolio manager at Mellon Capital Management Corporation (Mellon Capital), an affiliate of The Dreyfus Corporation.  Mr. Cazalet is a managing director and head of active equity strategies at Mellon Capital. Mr. Gala is a managing director and senior portfolio manager at Mellon Capital. Mr. Goslin is a director and senior portfolio manager at Mellon Capital.  Messrs. Boggs, Cazalet, Gala and Goslin also are employees of The Dreyfus Corporation and manage the fund as employees of The Dreyfus Corporation.

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Effective July 1, 2015, the following information supersedes and replaces the information contained in the section of the Fund's prospectus entitled "Fund Summary - BNY Mellon Asset Allocation Fund - Portfolio Management":

The fund's investment adviser is BNY Mellon Fund Advisers, a division of The Dreyfus Corporation.

Jeffrey M. Mortimer is the fund's primary portfolio manager responsible for investment allocation decisions, a position he has held since March 2013.  He is Director of Investment Strategy for BNY Mellon Wealth Management and also is an employee of The Dreyfus Corporation and manages the fund as an employee of The Dreyfus Corporation.

C. Wesley Boggs, William S. Cazalet, CAIA, Ronald P. Gala, CFA and Peter D. Goslin, CFA are the fund's primary portfolio managers responsible for managing the portion of the fund's assets invested directly in large cap equity securities. Mr. Gala has held that position since October 2013, and Messrs. Boggs, Cazalet and Goslin have held that position since July 2015.  Mr. Boggs is a vice president and senior portfolio manager at Mellon Capital Management Corporation (Mellon Capital), an affiliate of The Dreyfus Corporation.  Mr. Cazalet is a managing director and head of active equity strategies at Mellon Capital. Mr. Gala is a managing director and senior portfolio manager at Mellon Capital. Mr. Goslin is a director and senior portfolio manager at Mellon Capital. Messrs. Boggs, Cazalet, Gala and Goslin also are employees of The Dreyfus Corporation and manage the fund as employees of The Dreyfus Corporation.

John F. Flahive is the fund's primary portfolio manager responsible for managing the portion of the fund's assets allocated to individual fixed-income securities, a position he has held since March 2006.  Mr. Flahive is a senior vice president of The Bank of New York Mellon, an affiliate of The Dreyfus Corporation. Mr. Flahive also is an employee of The Dreyfus Corporation and manages the fund as an employee of The Dreyfus Corporation.

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Effective July 1, 2015, the following information supersedes and replaces any contrary information contained in the sections of the Fund's prospectus entitled "Fund Details – Management – Portfolio Managers – BNY Mellon Large Cap Stock Fund,"  "– BNY Mellon International Equity Income Fund," " – BNY Mellon International Appreciation Fund," "– BNY Mellon Asset Allocation Fund" and "—Biographical Information":

BNY Mellon Large Cap Stock Fund's primary portfolio managers are C. Wesley Boggs, William S. Cazalet, Ronald P. Gala and Peter D. Goslin.

BNY Mellon International Appreciation Fund's primary portfolio managers are Richard A. Brown, William S. Cazalet, Thomas J. Durante and Karen Q. Wong.

BNY Mellon International Equity Income Fund's primary portfolio managers are C. Wesley Boggs, William S. Cazalet, Ronald P. Gala and Peter D. Goslin.

BNY Mellon Asset Allocation Fund's primary portfolio managers with respect to the portion of the fund's assets invested directly in large cap equity securities are C. Wesley Boggs, William S. Cazalet, Ronald P. Gala and Peter D. Goslin.

C. Wesley Boggs has been a primary portfolio manager of BNY Mellon International Equity Income Fund since its inception in December 2011 and of BNY Mellon Large Cap Stock Fund and BNY Mellon Asset Allocation Fund with respect to the portion of the fund's assets invested directly in large cap equity securities since July 2015.  He is a member of the Active Equity Team of Mellon Capital Management Corporation (Mellon Capital), an affiliate of Dreyfus.  Mr. Boggs has been employed by Dreyfus since 2007.  He is a vice president and senior portfolio manager at Mellon Capital, where he has been employed since 1993.

William S. Cazalet, CAIA, has been a primary portfolio manager of BNY Mellon Large Cap Stock Fund since December 2014 and of BNY Mellon International Appreciation Fund, BNY Mellon International Equity Income Fund and BNY Mellon Asset Allocation Fund with respect to the portion of the fund's assets invested directly in large cap equity securities since July 2015.  Mr. Cazalet has been employed by Dreyfus since 2014.  He is a managing director and head of active equity strategies at Mellon Capital, where he has been employed since July 2013.  Prior to joining Mellon Capital, Mr. Cazalet was employed from November 2011 until June 2013 by Commonfund, Inc. where he was responsible for U.S. west coast and international clients.  From October 2005 until December 2010, he served as global co-head of long short equity strategies at AXA Rosenberg, where he was responsible for strategy and portfolio design, product development and marketing.

Peter D. Goslin, CFA, has been a primary portfolio manager of BNY Mellon Large Cap Stock Fund, BNY Mellon International Equity Income Fund and BNY Mellon Asset Allocation Fund with respect to the portion of the fund's assets invested directly in large cap equity securities since July 2015.  Mr. Goslin has been employed by Dreyfus since January 2014.  He is a director and senior portfolio manager at Mellon Capital, where he has been employed since 1999.